Document and Entity Information	Sep. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001623526
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	Stoke Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38938
Entity Tax Identification Number	47-1144582
Entity Address, Address Line One	45 Wiggins Ave
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	430-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	STOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false